Equity Linked Securities, lower strike call option and upper strike warrant - Lower strike call option (Details) - Lower strike call option - Financial assets measured at FVTPL	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)
Other investments
Fair value of option at issuance		$ 168,029,906	¥ 1,207,782,000
Issuance of the lower strike call option	¥ 1,207,782
Fair value changes for the year	(413,481)
Exchange adjustment	(20,198)
Balance at the end of year	¥ 774,103